Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions		Mar. 31, 2023		Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 1,752		$ 120	[1]
Customer receivables (less allowance for doubtful accounts)		1,680		2,157	[1]
Other receivables (less allowance for doubtful accounts)		368		383	[1]
Inventories		1,568		1,528	[1]
Derivative assets		263		1,019	[1]
Margin deposit assets		193		480	[1]
Regulatory assets		1,507		1,883	[1]
Other		457		504	[1]
Current assets held for sale		1,817		1,776	[1]
Total current assets		9,605		9,850	[1]
Investments
Nuclear decommissioning trust funds		6,262		5,957	[1]
Investment in equity method affiliates		303		295	[1]
Other		321		325	[1]
Total investments		6,886		6,577	[1]
Property, Plant and Equipment
Property, plant and equipment		76,536		75,178	[1]
Accumulated depreciation, depletion and amortization		(23,662)		(23,352)	[1]
Total property, plant and equipment, net		52,874		51,826	[1]
Deferred Charges and Other Assets
Goodwill		4,143		4,143	[1]
Regulatory assets		8,108		8,265	[1]
Other		4,786		4,780	[1]
Total deferred charges and other assets		17,037		17,188	[1]
Noncurrent Assets Held for Sale		18,923		18,802	[1]
Total assets		105,325		104,243	[1]
Current Liabilities
Securities due within one year		4,349		3,337	[2]
Short-term debt		3,546		3,423	[2]
Accounts payable		766		1,165	[2]
Accrued interest, payroll and taxes		786		910	[2]
Derivative liabilities		370		772	[2]
Regulatory liabilities		520		748	[2]
Other	[3]	1,507		1,697	[2]
Current liabilities held for sale		918		1,398	[2]
Total current liabilities		12,762		13,450	[2]
Long-Term Debt
Long-term debt		33,307		32,515	[2]
Junior subordinated notes		1,387		1,387	[2]
Supplemental credit facility borrowings		900		450	[2]
Other		234		232	[2]
Total long-term debt		35,828		34,584	[2]
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		5,547		5,397	[2]
Regulatory liabilities		8,410		8,417	[2]
Other		6,841		6,963	[2]
Total deferred credits and other liabilities		20,798		20,777	[2]
Noncurrent Liabilities Held for Sale		7,581		7,551	[2]
Total liabilities		76,969		76,362	[2]
Commitments and Contingencies (see Note 17)
Shareholders' Equity
Preferred stock (see Note 16)		1,783		1,783	[2]
Common stock - no par	[4]	23,652		23,605	[2]
Retained earnings		4,486		4,065	[2]
Accumulated other comprehensive loss		(1,565)		(1,572)	[2]
Shareholders' equity		28,356		27,881	[2]
Noncontrolling interests		0		0	[2]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total		28,356		27,881	[2]
Total liabilities and shareholders' equity		105,325		104,243	[2]
Virginia Electric and Power Company
Current Assets
Cash and cash equivalents		21		22	[5]
Customer receivables (less allowance for doubtful accounts)		1,227		1,578	[5]
Other receivables (less allowance for doubtful accounts)		196		204	[5]
Inventories		962		924	[5]
Derivative assets	[7]	91	[6]	765	[5]
Margin deposit assets		54		310	[5]
Regulatory assets		820		1,140	[5]
Other		49		52	[5]
Total current assets		3,427		5,002	[5]
Investments
Nuclear decommissioning trust funds		3,360		3,202	[5]
Other		3		3	[5]
Total investments		3,363		3,205	[5]
Property, Plant and Equipment
Property, plant and equipment		55,800		54,697	[5]
Accumulated depreciation, depletion and amortization		(16,466)		(16,218)	[5]
Total property, plant and equipment, net		39,334		38,479	[5]
Deferred Charges and Other Assets
Regulatory assets		4,151		4,247	[5]
Other	[7]	2,343		2,261	[5]
Total deferred charges and other assets		6,494		6,508	[5]
Total assets		52,618		53,194	[5]
Current Liabilities
Securities due within one year		378		1,164	[8]
Short-term debt		1,010		941	[8]
Accounts payable		485		600	[8]
Accrued interest, payroll and taxes		344		270	[8]
Derivative liabilities	[9]	152		298	[8]
Regulatory liabilities		309		506	[8]
Other		972		1,176	[8]
Total current liabilities		5,056		7,234	[8]
Long-Term Debt
Long-term debt		16,050		14,916	[8]
Other		73		65	[8]
Total long-term debt		16,123		14,981	[8]
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		3,463		3,452	[8]
Regulatory liabilities		5,557		5,499	[8]
Other		4,826		4,783	[8]
Total deferred credits and other liabilities		13,846		13,734	[8]
Total liabilities		35,025		35,949	[8]
Commitments and Contingencies (see Note 17)
Shareholders' Equity
Common stock - no par	[10]	5,738		5,738	[8]
Other paid-in capital		1,113		1,113	[8]
Retained earnings		10,738		10,385	[8]
Accumulated other comprehensive loss		4		9	[8]
Shareholders' equity		17,593		17,245	[8]
Total liabilities and shareholders' equity		52,618		53,194	[8]
Virginia Electric and Power Company | Related party
Current Assets
Other receivables (less allowance for doubtful accounts)		$ 7		$ 7	[5]
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]		Affiliated Entity [Member]		Affiliated Entity [Member]
Current Liabilities
Accounts payable		$ 203		$ 255	[8]
Accounts Payable, Current, Related Party, Type [Extensible Enumeration]		Affiliated Entity [Member]		Affiliated Entity [Member]
Other		$ 1,203		$ 2,024	[8]
Other Liability, Related Party, Type [Extensible Enumeration]		Affiliated Entity [Member]		Affiliated Entity [Member]

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	See Note 10 for amounts attributable to related parties.
[4]	1.8 billion shares authorized; 836 million and 835 million shares outstanding at March 31, 2023 and December 31, 2022, respectively.
[5]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[6]	See Note 19 for amounts attributable to affiliates.
[7]	See Note 19 for amounts attributable to affiliates
[8]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[9]	See Note 19 for amounts attributable to affiliates
[10]	500,000 shares authorized; 274,723 shares outstanding at March 31, 2023 and December 31, 2022.